COMMON STOCK, STOCK OPTIONS AND WARRANTS (Details 1) - Stock Options [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2016	Sep. 30, 2015
Stock Options
Outstanding, beginning balance	3,300,000	3,900,000	3,300,000
Granted		3,674,000	600,000
Assumed in acquisition		$ 1,158,770
Exercised
Forfeited or expired
Outstanding, ending balance	3,300,000	8,732,770	3,900,000
Exercisable, ending balance		5,136,654
Weighted Average Exercise Price
Outstanding, beginning balance	$ 0.45	$ 0.47	$ 0.45
Granted		0.76	0.60
Assumed in acquisition		0.07
Exercised
Forfeited or expired
Outstanding, ending balance	$ 0.45	0.54	$ 0.47
Exercisable, ending balance		$ 0.45
Weighted Average Remaining Contractual Life (years)
Weighted Average Remaining Contractual Life (years), Beginning		8 years 11 months 9 days
Weighted Average Remaining Contractual Life (years), Ending	9 years 11 months 16 days	8 years 7 months 2 days	8 years 11 months 9 days
Exercisable Remaining Contractual Life (years)		8 years 1 month 21 days
Aggregate Intrinsic value
Outstanding beginning balance		$ 297,000	$ 495,000
Outstanding ending balance	$ 495,000	1,355,924	$ 297,000
Exercisable ending balance		$ 1,059,615